Merger and Integration-Related Costs and Special Items (Tables)	12 Months Ended
Dec. 31, 2012
Components of Integration and Merger-Related Costs and Special Items

For the years ended December 31, Merger and integration-related costs and special items classified as special charges in the statements of consolidated operations consisted of the following for the years ended December 31 (in millions):

2012
Integration-related costs	$739
Labor agreement costs	475
Voluntary severance and benefits	125
Intangible asset impairment	30
Gains on sale of assets and other special charges, net	(46)

Total	$1,323

2011
Integration-related costs	$517
Termination of maintenance service contract	58
Intangible asset impairment	4
Other	13

Total	$592

2010
Merger costs:
Merger-related costs	$144
Salary and severance-related	249
Integration-related costs	171

564
Aircraft impairments	136
Goodwill impairment credit	(64)
Intangible asset impairment	29
Other	4

Total	$669

Accrual Activity

Activity related to the accruals for severance and medical costs and future lease payments on permanently grounded aircraft and unused facilities is as follows (in millions):

	Severance/ Medical Costs	Permanently Grounded Aircraft	Unused Facilities
Balance at December 31, 2009	$45	$83	$—
Liability assumed due to Merger, October 1, 2010	3	—	33
Accrual	155	(3)	—
Payments	(101)	(39)	(26)

Balance at December 31, 2010	102	41	7
Accrual	21	5	—
Payments	(68)	(15)	(3)

Balance at December 31, 2011	55	31	4
Accrual	170	(1)	(2)
Payments	(160)	(25)	(1)

Balance at December 31, 2012	$65	$5	$1